Organization and Principal Business (Details Narrative) - USD ($)		1 Months Ended					6 Months Ended
		Aug. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 28, 2021	Jul. 31, 2020	Jun. 30, 2023	Mar. 27, 2023	Mar. 23, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, par value							$ 0.0001			$ 0.0001
Authorized share capital							500,000,000			500,000,000
Ordinary shares, shares issued							25,000,000			21,250,000
Common stock value	[1]						$ 2,500			$ 2,125
Ordinary shares, shares outstanding							25,000,000			21,250,000
CBL International [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Effective ownership percentage							52.70%
Straits [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Effective ownership percentage							32.30%
Public Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Effective ownership percentage							15.00%
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued price per share									$ 4.00
Ordinary shares, par value									$ 0.0001
Ordinary shares, shares issued								425,000	3,325,000
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued	[2]						3,750,000
Ordinary shares, par value			$ 0.0001
Authorized share capital			500,000,000
Subdivided Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued			100
Ordinary shares, par value			$ 0.0001
CBL (Asia) Limited ("CBL (Asia)") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued		13,175,000			304,000
Straits Energy Resources Berhad ("Straits") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued		8,075,000			186,323
Mr. Chia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued			5,000,000	50,000
Shares issued price per share			$ 0.0001	$ 0.01
Number of shares surrendered and cancelled		5,000,000				50,000
Banle International Group Limited ("Banle BVI") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued					490,323
Ownership percentage		100.00%
Banle International Group Limited ("Banle BVI") [Member] | CBL (Asia) Limited ("CBL (Asia)") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		62.00%
Banle International Group Limited ("Banle BVI") [Member] | Straits Energy Resources Berhad ("Straits") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		38.00%
Banle International Group Limited ("Banle BVI") [Member] | Mr. Chia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						50,000
Shares issued price per share						$ 1.00

[1]	Gives retroactive effect to reflect the reorganization in August 2022.
[2]	Gives retroactive effect to reflect the reorganization in August 2022.